Share Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock Option Activity
The following table summarizes stock option activity under all plans for the year ended December 31, 2012:

Options outstanding	Shares	Weighted- average exercise price	Weighted- average remaining contractual life	Aggregate intrinsic value
Beginning balance	7,837,696	$32.50
Grants assumed in Merger	2,791,678	28.04
Granted	834,918	36.05
Exercised	(2,740,778)	29.60
Forfeited	(83,994)	32.64
Expired	(234,774)	38.88
Ending balance	8,404,746	$32.13	5.3	$128,370,687
Options exercisable as of December 31, 2012	6,931,146	$31.99	4.7	$105,758,171
Options expected to vest as of December 31, 2012	1,422,898	$32.92	8.1	$21,763,738

Assumptions Used in Calculating Estimated Fair Value of Stock Option Award
We estimated the fair value of each stock option award on the date of grant using a Black-Scholes option pricing model, modified for dividends and using the following weighted average assumptions:

	December 31
	2012		2011	2010
	Assumed in Merger	Granted by Pentair plans	Granted by Pentair plans	Granted by Pentair plans
Risk-free interest rate	0.02 - 0.68%	0.96%	1.51%	2.45%
Expected dividend yield	2.12%	2.48%	2.32%	2.30%
Expected share price volatility	33.00%	36.50%	35.50%	35.00%
Expected term (years)	0.1 - 5.1	5.7	5.5	5.5

Restricted Share and Restricted Stock Award Activity
The following table summarizes restricted share and restricted stock activity under all plans for the year ended December 31, 2012:

Restricted shares and restricted stock units outstanding	Shares	Weighted average grant date fair value
Beginning balance	1,250,082	$30.49
Grants assumed in Merger	978,756	38.85
Granted	863,310	41.56
Vested	(1,420,511)	33.17
Forfeited	(78,359)	37.22
Ending balance	1,593,278	$38.97